Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term Municipal Fund))	0 Months Ended
Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.24%
Interest and Related Expenses from Inverse Floaters	0.04%
Interest and fees from borrowing	0.07%
Other Expenses	0.09%
Total Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.84%
Class B
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.04%
Interest and fees from borrowing	0.07%
Other Expenses	0.18%
Total Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.69%
Class C
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.04%
Interest and fees from borrowing	0.07%
Other Expenses	0.10%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.61%
Class Y
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Interest and Related Expenses from Inverse Floaters	0.04%
Interest and fees from borrowing	0.07%
Other Expenses	0.08%
Total Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.59%